UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value

COMMON STOCK 109.9%
AUSTRALIA 3.8%
BANK 1.2%
Australia and New Zealand Banking Group Ltd.(a)	144,361	$3,359,512
MATERIAL 0.5%
BHP Billiton Ltd.(a)	35,287	1,411,493
REAL ESTATE 2.1%
INDUSTRIAL 1.2%
ING Industrial Fund	7,692,811	3,141,392
OFFICE 0.9%
Commonwealth Property Office Fund	3,007,406	2,497,571
TOTAL REAL ESTATE		5,638,963
TOTAL AUSTRALIA		10,409,968
BRAZIL 1.8%
UTILITIES— ELECTRIC UTILITIES 1.1%
CPFL Energia SA	153,890	3,059,887
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.7%
AES Tiete S.A.	172,000	1,866,674
TOTAL BRAZIL		4,926,561
CANADA 3.7%
BANK 1.3%
Toronto-Dominion Bank/The(b)	46,800	3,490,344
DIVERSIFIED FINANCIAL SERVICE 0.7%
IGM Financial	43,711	1,919,471
FINANCIAL 0.5%
Power Corp.	43,000	1,298,065
MATERIALS 0.6%
CHEMICALS 0.3%
Potash Corp. of Saskatchewan(b)	6,500	775,775

	Number of Shares	Value

METALS & MINING 0.3%
Cameco Corp.	37,700	$1,032,282
TOTAL MATERIALS		1,808,057
REAL ESTATE MANAGEMENT/ SERVICES 0.6%
Parkbridge Lifestyles Communities(c)	299,560	1,636,940
TOTAL CANADA		10,152,877
FINLAND 1.4%
REAL ESTATE—DIVERSIFIED 0.8%
Sponda Oyj	498,253	2,079,464
TELECOMMUNICATION SERVICES 0.6%
Nokia Oyj(a)	112,600	1,753,520
TOTAL FINLAND		3,832,984
FRANCE 4.0%
BANK 0.7%
BNP Paribas(a)	26,540	2,038,219
ENERGY—OIL & GAS 1.5%
Total SA(a)	71,381	4,143,735
MATERIALS 0.5%
Lafarge SA(a)	17,600	1,238,493
UTILITIES 1.3%
ELECTRIC UTILITIES 0.7%
Electricite de France(a)	36,744	2,004,983
MULTI UTILITIES 0.6%
GDF Suez(a)	40,913	1,580,412
TOTAL UTILITIES		3,585,395
TOTAL FRANCE		11,005,842
GERMANY 5.0%
INDUSTRIAL 1.4%
Siemens AG(a)	37,700	3,775,683
INSURANCE 0.8%
Allianz SE(a)	18,200	2,281,932

	Number of Shares	Value

SOFTWARE 0.9%
SAP AG	50,000	$2,421,716
UTILITIES 1.9%
ELECTRIC UTILITIES 0.7%
E.ON AG (ADR)(b)	50,647	1,868,368
MULTI UTILITIES 1.2%
RWE AG(a)	36,800	3,260,578
TOTAL UTILITIES		5,128,946
TOTAL GERMANY		13,608,277
HONG KONG 5.7%
ENERGY—OIL & GAS 0.6%
CNOOC Ltd.(a)	1,039,000	1,704,847
FINANCE-INVESTMENT BANKERS/BROKERS 0.3%
Hong Kong Exchanges and Clearing Ltd.(a)	51,500	859,632
REAL ESTATE—DIVERSIFIED 3.9%
Glorious Property Holdings Ltd.(c)	4,532,000	1,914,539
Hysan Development Company Ltd.(a)	888,565	2,563,526
Kerry Properties Ltd.	208,500	1,118,463
New World Development Ltd.	1,256,391	2,456,388
Wharf Holdings Ltd.	446,000	2,527,482
		10,580,398
RETAIL 0.5%
Esprit Holdings Ltd.	171,637	1,355,102
TELECOMMUNICATION SERVICES 0.4%
China Mobile Ltd.	121,500	1,168,954
TOTAL HONG KONG		15,668,933
ISRAEL 1.3%
PHARMACEUTICAL
Teva Pharmaceutical Industries Ltd. (ADR)(b)	58,784	3,708,095

	Number of Shares	Value
ITALY 3.0%
BANK 0.2%
UniCredito Italiano S.p.A. (c)	202,860	$599,360
ENERGY—OIL & GAS 0.8%
Eni S.p.A.(a)	94,500	2,217,045
UTILITIES—GAS UTILITIES 2.0%
Snam Rete Gas S.p.A.(a)	1,050,482	5,324,175
TOTAL ITALY		8,140,580
JAPAN 9.3%
APPAREL 1.0%
Fast Retailing Co., Ltd.	15,200	2,641,993
Nisshinbo Industries	17,000	176,019
		2,818,012
AUTOMOTIVE 0.7%
Toyota Motor Corp.	49,200	1,970,842
BANK 0.1%
Sumitomo Trust and Banking Co., Ltd.	25,000	146,540
ENERGY—OIL & GAS REFINING & MARKETING 0.1%
Showa Shell Sekiyu KK	21,000	141,962
FINANCE 0.1%
Daiwa Securities Group	32,000	168,403
FOOD 0.4%
House Foods Corp.	42,000	610,525
Kikkoman Corp.	46,000	538,282
		1,148,807
HEALTH CARE 0.6%
Astellas Pharma	31,000	1,122,420
Eisai Co., Ltd.	13,000	463,739
		1,586,159

	Number of Shares	Value

INDUSTRIAL 2.1%
Chiyoda Corp.	46,000	$456,605
Fanuc Ltd.(a)	23,500	2,493,529
Secom Co., Ltd.(a)	65,300	2,856,744
		5,806,878
INSURANCE 0.3%
Sompo Japan Insurance(d)	132,000	936,100
MATERIALS 0.6%
Mitsubishi Materials Corp.(c)	76,000	218,676
Shin-Etsu Chemical Co., Ltd.	12,500	726,014
Sumitomo Metal Mining Co., Ltd.	14,000	208,300
Toray Industries	87,000	508,097
		1,661,087
TECHNOLOGY 3.1%
Canon	53,700	2,487,122
Kyocera Corp.	14,000	1,364,210
NTT Data Corp.	229	763,007
Sony Corp.	58,000	2,220,986
TDK Corp.	17,500	1,164,296
Tokyo Electron Ltd.	8,600	570,328
		8,569,949
TELECOMMUNICATION SERVICES 0.2%
KDDI Corp.	100	517,702
TOTAL JAPAN		25,472,441
MEXICO 0.7%
RETAIL 0.5%
Wal-Mart de Mexico SA de CV(a)	284,300	1,456,710
TELECOMMUNICATION SERVICES 0.2%
America Movil SAB de CV(a)	236,700	595,974
TOTAL MEXICO		2,052,684

	Number of Shares	Value

SPAIN 1.1%
BANK 0.5%
Banco Santander Central Hispano SA(a)	101,900	$1,354,292
TELECOMMUNICATION SERVICES 0.6%
Telefonica SA(a)	69,100	1,637,007
TOTAL SPAIN		2,991,299
SWEDEN 0.9%
RETAIL
Hennes & Mauritz AB(a)	38,679	2,512,855
SWITZERLAND 3.2%
FOOD 1.8%
Nestle SA(a)	93,120	4,769,044
HEALTH CARE 1.4%
Novartis AG	71,700	3,872,643
TOTAL SWITZERLAND		8,641,687
UNITED KINGDOM 8.4%
BANK 1.8%
Barclays PLC(a)	486,200	2,658,322
HSBC Holdings PLC(a)	221,166	2,241,936
		4,900,258
CONSUMER DISCRETIONARY 0.8%
Reckitt Benckiser Group PLC(a)	42,200	2,316,271
CONSUMER—NON-CYCLICAL—AGRICULTURE 0.4%
British American Tobacco PLC(a)	36,300	1,251,261
ENERGY—INTEGRATED OIL & GAS 0.8%
Royal Dutch Shell PLC(a)	72,624	2,104,951
HEALTH CARE 1.5%
GlaxoSmithKline PLC(a)	211,100	4,053,954
REAL ESTATE—SELF STORAGE 1.4%
Big Yellow Group PLC(a),(c)	735,378	3,794,180

	Number of Shares	Value

TELECOMMUNICATION SERVICES 0.7%
Vodafone Group PLC(a)	793,000	$1,829,133
UTILITIES 1.0%
ELECTRIC UTILITIES 0.5%
Scottish and Southern Energy PLC(a)	86,833	1,450,777
MULTI UTILITIES 0.5%
National Grid PLC(a)	125,000	1,216,844
TOTAL UTILITIES		2,667,621
TOTAL UNITED KINGDOM		22,917,629
UNITED STATES 56.6%
BASIC MATERIALS 1.3%
Allegheny Technologies(b)	33,900	1,830,261
Archer-Daniels-Midland Co.(a),(b)	38,479	1,112,043
Praxair(b)	7,000	581,000
		3,523,304
CONSUMER—CYCLICAL 3.9%
APPAREL 0.7%
NIKE(a),(b)	26,637	1,957,820
MEDIA 0.7%
Comcast Corp.(b)	35,000	658,700
The Walt Disney Co.(b)	37,500	1,309,125
		1,967,825
RETAIL 2.2%
Nordstrom(b)	18,340	749,189
Ross Stores(b)	44,200	2,363,374
Wal-Mart Stores(a),(b)	53,000	2,946,800
		6,059,363
TOYS/GAMES/HOBBIES 0.3%
Mattel(a)	27,700	629,898
TOTAL CONSUMER—CYCLICAL		10,614,906

	Number of Shares	Value

CONSUMER—NON-CYCLICAL 5.6%
AGRICULTURE 1.5%
Monsanto Co.(b)	39,534	$2,823,519
Philip Morris International(a),(b)	22,633	1,180,537
		4,004,056
BEVERAGE 0.8%
PepsiCo(b)	34,610	2,289,798
COSMETICS/PERSONAL CARE 1.3%
Procter & Gamble Co.(a),(b)	53,776	3,402,407
FOOD 0.7%
Kraft Foods(a),(b)	64,973	1,964,783
RESTAURANT 1.3%
McDonald’s Corp.(a),(b)	53,539	3,572,122
TOTAL CONSUMER— NON-CYCLICAL		15,233,166
ENERGY 8.3%
OIL & GAS 4.6%
Chevron Corp.(b)	43,330	3,285,714
Devon Energy Corp.(a),(b)	32,073	2,066,463
Exxon Mobil Corp.(a),(b)	85,047	5,696,448
Marathon Oil Corp.(a),(b)	53,300	1,686,412
		12,735,037
OIL & GAS SERVICES 1.4%
Schlumberger Ltd.(a),(b)	33,998	2,157,513
Transocean Ltd.(b),(c)	20,486	1,769,581
		3,927,094
OIL & GAS STORAGE & TRANSPORTATION 2.3%
Energy Transfer Partners LP(b)	37,188	1,742,630
MarkWest Energy Partners LP(b)	146,393	4,486,945
		6,229,575
TOTAL ENERGY		22,891,706

	Number of Shares	Value

FINANCIAL 8.7%
BANK 4.0%
Bank of America Corp.(a),(b)	205,900	$3,675,315
Bank of New York Mellon Corp.(a)	38,000	1,173,440
BB&T Corp.(b)	21,000	680,190
US Bancorp(a),(b)	95,972	2,483,755
Wells Fargo & Co.(a),(b)	94,787	2,949,772
		10,962,472
DIVERSIFIED FINANCIAL SERVICE 2.5%
Goldman Sachs Group(a)	13,300	2,269,379
JPMorgan Chase & Co.(b)	91,294	4,085,406
Morgan Stanley(b)	19,500	571,155
		6,925,940
INSURANCE 2.2%
Everest Re Group Ltd.	20,000	1,618,600
HCC Insurance Holdings(a),(b)	84,981	2,345,476
MetLife(a),(b)	44,500	1,928,630
		5,892,706
TOTAL FINANCIAL		23,781,118
HEALTH CARE 4.5%
Abbott Laboratories(a),(b)	65,063	3,427,519
Becton Dickinson & Co.(a),(b)	15,400	1,212,442
Johnson & Johnson(a),(b)	45,636	2,975,467
Medtronic(b)	51,725	2,329,177
Merck & Co.(a)	33,329	1,244,838
Pfizer(a),(b)	66,284	1,136,771
		12,326,214

	Number of Shares	Value

INDUSTRIAL 6.9%
AEROSPACE & DEFENSE 3.9%
General Dynamics Corp.(a),(b)	37,919	$2,927,347
L-3 Communications Holdings(a),(b)	26,000	2,382,380
Lockheed Martin Corp.(a),(b)	29,000	2,413,380
United Technologies Corp.(a),(b)	40,373	2,971,856
		10,694,963
DIVERSIFIED MANUFACTURING 1.8%
Caterpillar(b)	22,000	1,382,700
General Electric Co.(b)	188,030	3,422,146
		4,804,846
ENVIRONMENTAL CONTROL 0.5%
Waste Management(a)	38,000	1,308,340
TRANSPORTATION 0.7%
United Parcel Service(a),(b)	31,160	2,007,016
TOTAL INDUSTRIAL		18,815,165
REAL ESTATE 4.8%
HEALTH CARE 1.1%
Brookdale Senior Living(a),(b),(c)	138,160	2,877,873
HOTEL 0.0%
Host Hotels & Resorts(b)	6,891	100,953
INDUSTRIAL 1.2%
ProLogis(b)	257,920	3,404,544
OFFICE 1.2%
Forest City Enterprises(b),(c)	229,811	3,311,576
SHOPPING CENTER—COMMUNITY CENTER 1.3%
Developers Diversified Realty Corp.(a),(b)	286,487	3,486,547
TOTAL REAL ESTATE		13,181,493

	Number of Shares	Value

TECHNOLOGY 8.2%
COMPUTERS 2.1%
Hewlett-Packard Co.(b)	44,674	$2,374,423
International Business Machines Corp.(a),(b)	26,433	3,390,033
		5,764,456
INTERNET SERVICE PROVIDER 0.4%
Google(b),(c)	1,900	1,077,319
SEMICONDUCTORS 1.7%
Intel Corp.(b)	154,501	3,439,192
Texas Instruments(a)	50,000	1,223,500
		4,662,692
SOFTWARE 2.0%
Microsoft Corp.(a),(b)	111,915	3,275,752
Oracle Corp.(a),(b)	90,200	2,317,238
		5,592,990
TELECOMMUNICATION EQUIPMENT 2.0%
Corning(a),(b)	59,700	1,206,537
Harris Corp.(a),(b)	36,900	1,752,381
QUALCOMM(a)	59,300	2,490,007
		5,448,925
TOTAL TECHNOLOGY		22,546,382
TELECOMMUNICATION SERVICES 1.2%
AT&T(a),(b)	86,277	2,229,397
Verizon Communications(a),(b)	34,686	1,075,960
		3,305,357
UTILITIES 3.2%
ELECTRIC UTILITIES 0.4%
Southern Co.(a)	30,885	1,024,147

	Number of Shares	Value

MULTI UTILITIES 1.8%
Public Service Enterprise Group(b)	38,000	$1,121,760
Sempra Energy(a),(b)	79,000	3,942,100
		5,063,860
WATER UTILITIES 1.0%
American Water Works Co.(b)	125,656	2,734,274
TOTAL UTILITIES		8,822,281
TOTAL UNITED STATES		155,041,092
TOTAL COMMON STOCK (Identified cost—$311,903,136)		301,083,804
CLOSED-END FUNDS—UNITED STATES 4.0%
CONVERTIBLE 0.9%
Calamos Convertible and High Income Fund(a),(b)	58,137	713,922
Nicholas-Applegate Convertible & Income Fund(a),(b)	100,000	985,000
Nicholas-Applegate Convertible & Income Fund II(a),(b)	95,000	879,700
		2,578,622
COVERED CALL 0.7%
Eaton Vance Tax-Managed Diversified Equity Income Fund(b)	12,888	171,410
NFJ Dividend Interest & Premium Strategy Fund(a),(b)	104,800	1,657,936
		1,829,346
GLOBAL EQUITY DIVIDEND 0.2%
Evergreen Global Dividend Opportunity Fund(b)	48,300	501,354
GLOBAL HYBRID (GROWTH & INCOME) 0.3%
Clough Global Opportunities Fund(a),(b)	73,785	961,419
HIGH YIELD 0.6%
BlackRock Corporate High Yield Fund V(b)	140,000	1,558,200
REAL ESTATE 0.4%
Alpine Global Premier Properties Fund(a),(b)	175,000	1,146,250

	Number of Shares	Value

U.S. GENERAL EQUITY 0.9%
Liberty All-Star Equity Fund(b)	195,900	$930,525
Nasdaq Premium Income & Growth Fund(b)	34,615	480,110
Royce Value Trust(b)	85,288	1,009,810
		2,420,445
TOTAL CLOSED-END FUNDS (Identified cost—$10,492,510)		10,995,636
PREFERRED SECURITIES—$25 PAR VALUE 5.3%
BERMUDA 1.1%
INSURANCE
PROPERTY CASUALTY 0.5%
Arch Capital Group Ltd., 7.875%, Series B(a)	50,827	1,298,630
REINSURANCE 0.6%
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)(a)	20,000	1,775,000
TOTAL BERMUDA		3,073,630
GERMANY 1.0%
INSURANCE—MULTI-LINE
Allianz SE, 8.375%(a)	106,450	2,754,394
NETHERLANDS 2.3%
INSURANCE—MULTI-LINE
Aegon NV, 6.50%(a)	152,375	3,120,640
ING Groep N.V., 6.375%(a)	166,200	3,192,702
		6,313,342
UNITED STATES 0.9%
BANK 0.4%
Citigroup Capital XII, 8.50%	40,000	1,026,800
REAL ESTATE—APARTMENT 0.5%
Apartment Investment & Management Co., 7.75%, Series U(a)	57,000	1,337,220
TOTAL UNITED STATES		2,364,020
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$13,263,702)		14,505,386

	Number of Shares	Value

PREFERRED SECURITIES—CAPITAL SECURITIES 8.4%
FRANCE 0.9%
BANK
BNP Paribas, 7.195%, due 12/31/49, 144A(a),(e)	2,450,000	$2,388,750
UNITED KINGDOM 1.5%
BANK
Barclays Bank PLC, 6.278%, due 12/31/49(a)	3,000,000	2,475,000
Lloyds TSB Bank PLC, 6.90%, due 10/29/49	2,000,000	1,760,000
		4,235,000
UNITED STATES 6.0%
BANK 1.0%
JPMorgan Chase & Co., 7.90%, due 4/29/49(a)	2,500,000	2,674,260
FINANCE—CREDIT CARD 0.4%
Capital One Capital III, 7.686%, due 8/15/36(a)	1,000,000	966,250
INSURANCE 3.5%
LIFE/HEALTH INSURANCE 1.0%
Lincoln National Corp., 7.00%, due 5/17/66(a)	3,000,000	2,760,000
MULTI-LINE 0.9%
Metlife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(e)	2,500,000	2,575,000
PROPERTY CASUALTY 1.6%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(e)	3,000,000	2,685,000
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(a),(e)	1,500,000	1,695,000
		4,380,000
TOTAL INSURANCE		9,715,000

		Number of Shares	Value

OIL & GAS STORAGE & TRANSPORTATION 1.1%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)		1,000,000	$991,270
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)		2,000,000	2,032,468
			3,023,738
TOTAL UNITED STATES			16,379,248
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$21,180,476)			23,002,998
SHORT-TERM INVESTMENTS 1.9%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%(f)		2,570,450	2,570,450
State Street Institutional Liquid Reserves Fund, 0.13%(f)		2,571,387	2,571,387
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,141,837)			5,141,837

TOTAL INVESTMENTS (Identified cost—$361,981,661)	129.5%		354,729,661

WRITTEN CALL OPTIONS	(0.9)		(2,398,675)

LIABILITIES IN EXCESS OF OTHER ASSETS	(28.6)		(78,438,707)

NET ASSETS (Equivalent to $11.91 per share based on 22,996,017 shares of common stock outstanding)	100.0%		$273,892,279

	Number of Contracts	Value

WRITTEN CALL OPTIONS (0.9)%
EUROPE (0.1)%
DJ EuroStoxx 50 Index, EUR Strike Price 2,950 4/16/2010	9,700	$(345,875)
UNITED STATES (0.7)%
S&P 500 Index, USD Strike Price 1,165 4/17/2010	101,400	(1,723,800)
S&P 500 Index, USD Strike Price 1,170 4/17/2010	23,500	(329,000)
TOTAL UNITED STATES		(2,052,800)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$2,569,874)		$(2,398,675)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is held in connection with the revolving credit agreement: $159,020,675 has been pledged as collateral.

(b) All or a portion of the security is held in connection with written option contracts: $84,090,416 has been pledged to brokers.

(c) Non-income producing security.

(d) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.3% of net assets of the Fund.

(e) Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.4% of net assets of the Fund.

(f) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the  investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS  (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock - Japan	$25,472,441	$24,536,341	$—	$936,100
Common Stock – Other Countries	275,611,363	275,611,363	—	—
Closed-End Funds	10,995,636	10,995,636	—	—
Preferred Securities - $25 Par Value – Bermuda	3,073,630	1,298,630	1,775,000	—
Preferred Securities - $25 Par Value – Germany	2,754,394	—	2,754,394	—
Preferred Securities - $25 Par Value – Other Countries	8,677,362	8,677,362	—	—
Preferred Securities - Capital Securities	23,002,998	—	23,002,998	—
Money Market Funds	5,141,837	—	5,141,837	—
Total Investments	$354,729,661	$321,119,332	$32,674,229	$936,100
Other Financial Instruments*	$(2,398,675)	$(2,398,675)	—	—

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS  (Continued)

* Other financial instruments are written call options.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$—
Change in unrealized appreciation	85,036
Transfers in to Level 3	851,064
Balance as of March 31, 2010	$936,100

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of March 31, 2010:

Equity contracts	$(2,398,675)

Options:  The Fund may write put or covered call options on an index or a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. Premiums received from writing options which are exercised or closed, are

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS  (Continued)

added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of March 31, 2010, the federal tax cost and net unrealized depreciation on securities were as follows:

Cost for federal income tax purposes	$361,981,661
Gross unrealized appreciation	$30,390,339
Gross unrealized depreciation	(37,642,339)
Net unrealized depreciation	$(7,252,000)

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: June 1, 2010